401K PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Threshold service period to start contribution under the defined contribution plan	6 months
Threshold age to start contribution under the defined contribution plan	21 years
Maximum percentage of annual contributions per employee	100.00%
Percentage of employer matching contribution	6.00%
Company's contributions	$ 0	$ 667